Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2010
Related Party Transactions
Schedule of Directors with Common Relationships

Related party	Relationship in financial years	Remark
Cheil Indurstries ("Cheil")	March 2011 onwards	March 2011 onwards
SK Holdings Co., Ltd. ("SK")	March 2008 to December 2010	In December 2010, the director resigned from the Company

Schedule of Loans with Related Parties

	2009	2010
(In millions of Korean won)
Loans, January 1,	6,970	12,245
New loans	6,486	6,383
Repayments	(1,211)	(11,452)

Loans, December 31,	12,245	7,176

Schedule of Outstanding Balances and Related Income and Expenses

	2008
	Trusts(1)	DSME (4)	Money Today (4)	SK(4)	HITE (5)	LGInt (4)	Ace Tech (4)	Kolon INet(2)	Uclick (3)	Kolon Benit (2)	KB Life	ING Life	Directors (6)
	(In millions of Korean won)
Loans	—	—	—	150,000	—	101,562	2,000	35,033	—	—	—	—	6,970
Due from customers on acceptances	—	—	—	—	—	44,990	—	—	—	—	—	—	—
Receivables	14,743	—	—	—	—	—	—	—	—	—	—	—	—
Borrowings	2,775,135	—	—	—	—	—	—	—	—	—	—	—	—
Interest income on loans	—	—	5	8,295	290	2,124	68	331	38	—	9	—	956
Fees and commission income	101,274	36	—	—	—	153	—	32	—	—	47,951	10,674	—
Interest expense on borrowings	72,001	—	—	—	—	—	—	—	—	—	—	—	—
Purchase of goods and services	—	—	—	—	—	—	—	—	3,006	182	—	—	—

(1)	See Note 36
(2)	The non-executive director of the Company, is the CEO and non-executive director of Kolon INet and Kolon Benit, respectively.
(3)	The non-executive director of the Company, is the majority stockholder of Uclick.
(4)	The non-executive directors of the Company during the year were also non-executive directors of the entities above.
(5)	The non-executive director of the Company during the year was the senior advisor of the entity.
(6)	Represent directors, director nominees, executive officers (Deputy President or higher) and their immediate family members.

	2009
	Trusts(1)	LGInt (4)	Aju Auto Rental (5)	Kolon INet(2)	SK(4)	Ace Tech (4)	KB Life	Uclick (3)	Kolon Benit (2)	Directors(6)
	(In millions of Korean won)
Loans	—	—	17,548	9,970	150,000	—	—	—	—	12,245
Due from customers on acceptances	—	—	—	—	—	—	—	—	—	—
Receivables	22,959	—	—	—	—	—	—	—	—	—
Borrowings	1,658,160	—	—	—	—	—	—	—	—	—
Interest income on loans	—	826	1,312	1,054	8,295	20	1	—	—	646
Fees and commission income	126,785	12	—	2	—	—	34,636	—	—	—
Interest expense on borrowings	56,438	—	—	—	—	—	—	—	—	—
Purchase of goods and services	—	—	—	—	—	—	—	603	102	—

(1)	See Note 36
(2)	The non-executive director of the Company, is the CEO and non-executive director of Kolon INet and Kolon Benit, respectively.
(3)	The non-executive director of the Company, is the majority stockholder of Uclick.
(4)	The non-executive directors of the Company during the year were also non-executive directors of the entities above.
(5)	The non-executive director of the Company during the year was the senior advisor of the entity.
(6)	Represent directors, director nominees, executive officers (Deputy President or higher) and their immediate family members.

	2010
	Trusts(1)	SK(2)	Cheil(2)	KB Life	Directors(3)
	(In millions of Korean Won)
Loans	—	150,000	—	—	7,176
Due from customers on acceptances	—	—	15,716	—	—
Receivables	22,151	—	—	—	—
Borrowings	1,834,461	—	—	—	—
Interest income on loans	—	8,295	—	—	112
Fees and commission income	148,453	—	2	38,499	—
Interest expense on borrowings	32,242	—	—	—	—
Purchase of goods and services	—	—	—	—	—

(1)	See Note 36
(2)	The non-executive directors of the Company during the year were also non-executive directors of the entities above.
(3)	Represent directors, director nominees, executive officers (Deputy President or higher) and their immediate family members.